Fair Value Measurements - Schedule Of Fair Value Hierarchy For Assets And Liabilities Not Carrried At Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 130,497	$ 107,171
Total assets	1,415,290	1,334,903	$ 1,278,995
LIABILITIES
Securitization liabilities at amortized cost	14,086	14,683
Subordinated notes and debentures	10,725	8,740
Total liabilities	1,327,589	1,254,863
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	130,744	106,264
Total loans, net of allowance for loan losses	688,154	642,542
Total assets	818,898	748,806
LIABILITIES
Deposits	892,597	846,148
Securitization liabilities at amortized cost	14,258	14,654
Subordinated notes and debentures	11,323	9,027
Total liabilities	918,178	869,829
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	78,374	59,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	52,370	46,316
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	169	119
Total assets	169	119
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	169	119
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	130,563	103,654
Total loans, net of allowance for loan losses	221,405	208,794
Total assets	351,968	312,448
LIABILITIES
Deposits	892,597	846,148
Securitization liabilities at amortized cost	14,258	14,654
Subordinated notes and debentures	11,323	9,027
Total liabilities	918,178	869,829
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	78,195	59,828
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	52,368	43,826
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	12	2,491
Total loans, net of allowance for loan losses	466,749	433,748
Total assets	466,761	436,239
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	10	1
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 2	$ 2,490